Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Other Borrowings) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Other Borrowings	$ 8,523,348	$ 8,002,739
Financial Instruments, Owned and Pledged as Collateral, at Amortized Cost	17,300,000	14,800,000
Financial Instruments, Owned and Pledged as Collateral, at Fair Value	18,000,000	15,400,000
Minimum
Short-term Debt [Line Items]
Repurchase agreements, maturity term	1 day
Maximum
Short-term Debt [Line Items]
Repurchase agreements, maturity term	3 days
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Debt, Weighted Average Interest Rate	0.15%
Short-term Debt, Maximum Month-end Outstanding Amount	$ 10,800,000	$ 9,900,000